Income Taxes - Summary of Income Tax Related to Components of Other Comprehensive Income and Retained Earnings (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Items that will not be reclassified to profit and loss:
Changes in revaluation reserve real estate held for own use	[1]		€ 1		€ (2)
Remeasurements of defined benefit plans		€ (5)	(78)	[1]	14	[1]
Income tax will not be reclassified to profit or loss		(5)	(77)	[1]	12	[1]
Items that may be reclassified subsequently to profit and loss:
(Gains) / losses on revaluation of available-for-sale investments		2,802	269	[1]	(635)	[1]
(Gains) / losses transferred to the income statement on disposal and impairment of available-for-sale investments		(121)	71	[1]	(1)	[1]
Changes in cash flow hedging reserve		42	47	[1]	54	[1]
Movement in foreign currency translation and net foreign investment hedging reserve		(12)	3	[1]	(7)	[1]
Income tax will be reclassified to profit or loss		2,710	390	[1]	(589)	[1]
Total income tax related to components of other comprehensive income		2,706	313	[1]	(577)	[1]
Income tax related to equity instruments and other
Income tax related to equity instruments		2	13		18
Other		1	3		1
Total income tax recognised directly in retained earnings		€ 3	€ 16		€ 19

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.